Staff Cost - Summary of Staffing Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 49,142	€ 29,418	€ 19,918
Share-based payment	37,486	19,652	9,709
Pensions (defined contribution plans)	648	444	324
Social security costs	3,613	1,793	1,156
Total costs	€ 90,889	€ 51,307	€ 31,107
Average number of employees | Employee	274	167	121
Key management personnel of entity or parent [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 2,080	€ 1,809	€ 1,731
Share-based payment	7,167	5,112	3,576
Social security costs	94	152	70
Total costs	€ 9,341	€ 7,073	€ 5,377